SUBSEQUENT EVENTS (Details Narrative) - USD ($)								1 Months Ended		3 Months Ended	12 Months Ended
	May 14, 2025	May 05, 2025	Apr. 22, 2025	Apr. 21, 2025	Jan. 08, 2025	Dec. 16, 2024	Aug. 13, 2024	May 15, 2025	Jul. 31, 2023	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 28, 2025	Feb. 28, 2025	Jan. 31, 2025	Feb. 02, 2024
Subsequent Event [Line Items]
Original issue discount											$ 0	$ 0
Convertible debt											192,787		$ 145,992
Estimated shares									18,000
Conversion amount										$ 1,655,000	$ 5,832,600
Purchase of warrants										2,959,092	2,959,092
Share price										$ 12.00	$ 12.00
Common stock, par value										0.0001	$ 0.0001	$ 0.0001
Common Class A [Member]
Subsequent Event [Line Items]
Share price										$ 2.50
Estimated shares										662,000	723,068
Purchase of warrants																	1,409,091
Stock issued during period value new issues										$ 1,655,000
Common Class A [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share price											$ 0.52
Common Class A [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share price											$ 0.98
Common Class B [Member]
Subsequent Event [Line Items]
Purchase of warrants																	1,550,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Notes payable				$ 3,900,000
Subsequent Event [Member] | Exchange Agreements [Member]
Subsequent Event [Line Items]
Share price			$ 1.00
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Share price		$ 0.284		$ 0.31204
Notes payable				$ 1,300,000
Estimated shares		50,000		4,233,077
Subsequent Event [Member] | Common Class A [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Estimated shares								2,182,159
Subsequent Event [Member] | Common Class A [Member] | Equity Purchase Facility Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period value new issues	$ 20,000,000
Common stock, par value	$ 0.0001
Common stock, conversion basis	In connection with entering into the EPFA, the Company agreed to issue a commitment fee in an amount equal to 1.00% of the Commitment Amount (the “Commitment Fee”) by the issuance to the Investor of such number of Shares (collectively, the “Commitment Shares”) that is equal to the Commitment Fee divided by the lowest Daily VWAP of the Shares during the 10 Trading Days immediately prior to the Effective Date (as defined in the EPFA). Fifty percent (50%) of the Commitment Shares is due and must be issued on the Stockholder Approval Date and the remaining fifty percent (50%) of such Commitment Shares will be due and issued on the date the Company delivers the first Advance Notice to the Investor, provided that such Advance Notice is received prior to the six (6) month anniversary of the Effective Date.
Subsequent Event [Member] | Common Class A [Member] | Minimum [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share price								$ 0.221
Subsequent Event [Member] | Common Class A [Member] | Maximum [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share price								$ 1.00
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Notes payable				$ 2,600,000
Estimated shares				8,283,139
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Estimated shares			1,885
Subsequent Event [Member] | Series A Preferred Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Purchase of warrants			37,033
PIPE Convertible Notes [Member]
Subsequent Event [Line Items]
Original issue discount					$ 280,000	$ 210,000				$ 280,000	$ 1,005,000
Estimated shares							190,586
PIPE Convertible Notes [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Estimated shares										2,402,420	13,787,393
PIPE Convertible Notes [Member] | Common Class A [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share price										$ 0.34	$ 0.55
PIPE Convertible Notes [Member] | Common Class A [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share price										$ 0.60	$ 1.03
PIPE Convertible Notes [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount					2,800,000									$ 2,000,000.0
Original issue discount					280,000
Convertible debt					$ 2,520,000
Conversion amount				$ 300,000
PIPE Convertible Notes [Member] | Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Shares issued															1,088,273	2,672,854
PIPE Convertible Notes [Member] | Subsequent Event [Member] | Common Class A [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share price															$ 0.3393	$ 0.396
PIPE Convertible Notes [Member] | Subsequent Event [Member] | Common Class A [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share price															$ 2.50	$ 2.50